K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

January 28, 2014
EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Equity Funds
File Nos. 033-46924 and 811-06618
Post-Effective Amendment No. 69
Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of First Investors Equity Funds (“Trust”) is Post-Effective Amendment No. 69 to the Trust’s currently effective Registration Statement on Form N-1A relating to the Class A, Class B, Advisor Class and Institutional Class shares of beneficial interest in First Investors Total Return Fund, First Investors Equity Income Fund, First Investors Growth & Income Fund, First Investors Global Fund, First Investors Select Growth Fund, First Investors Opportunity Fund, First Investors Special Situations Fund and First Investors International Fund (the “Funds”) under the 1933 Act.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the Securities and Exchange Commission (“SEC”) Staff regarding the First Investors Special Situations Fund included in Post-Effective Amendment No. 67 to the Trust's Registration Statement that was filed with the SEC on November 14, 2013; (2) update the Funds’ financial statements; and (3) make other non-material changes to the Funds’ prospectus and statement of additional information.

The Trust elects that this filing become effective on January 31, 2014, pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber
Attachments

cc:	Mary Carty
Russell Shepherd
First Investors Management Company, Inc.